Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 33,314	$ 33,314	$ 48,714
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	29,200	29,200	$ 35,700
Teekay Aframax | Full-service Lightering Services
Related Party Transaction [Line Items]
Amounts of transaction	$ 400	$ 400